Short-Term Borrowings (Details) $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Short-term Borrowings [Line Items]
Outstanding short term borrowing				$ 110,000
Short Term Debt One [Member]
Short-term Borrowings [Line Items]
Principal amount borrowed on short term loan	$ 644,000	$ 5
Due date	Jul. 31, 2024	Jul. 31, 2024
Percentage of interest rate per annum	5.83%	5.83%
Accrued interest			$ 22,000
Short Term Debt Two [Member]
Short-term Borrowings [Line Items]
Principal amount borrowed on short term loan	$ 2,575,000	$ 20
Percentage of interest rate per annum	15.00%	15.00%
Accrued interest			146,000
Outstanding principal amount			$ 2,506,000